As filed with the Securities and Exchange Commission on September 8, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6194

The Chaconia Income & Growth Fund, Inc.
(Exact name of registrant as specified in charter)

C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP
777 E. Wisconsin Ave., Milwaukee, WI 53202
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  June 30, 2008

Item 1. Report to Stockholders.

CHACONIA INCOME & GROWTH FUND, INC.
Letter to Shareholders
Dear Shareholders:

The U.S. equity and fixed income markets were quite choppy in the first half of 2008 as concerns about inflation, housing and credit dampened investors’ spirits and led to equities retreating and bonds barely posting positive gains. The market weakness negatively impacted the returns of Chaconia Income and Growth Fund (“the Chaconia Fund”). The Chaconia Fund posted a loss of eight percent in the first half of 2008. The blended S&P 500 Index and Lehman Government Credit Bond Index (70% weighted by the S&P 500 return and 30% weighted by the Lehman Bond Index return) for the first half of 2008 was also down eight percent. A combination of factors, including high energy and commodity prices, continued weakness in the real estate and credit markets and slowing economic growth have all weighed on U.S. and global equities and bonds.

Market Review First Half of 2008

The first quarter of 2008 saw broad-based declines as the aftershocks of the sub-prime mortgage debacle continued to reverberate throughout the markets. The second quarter was mixed though, in reality a tale of two periods. The first period, lasting from April 1 through mid May, was strongly positive as the market began to emerge from the financial sector turmoil experienced earlier in the year. However, those returns quickly dissipated over the remaining 6 weeks of the quarter as economic concerns resurfaced. Sharp declines by government sponsored entities Fannie Mae and Freddie Mac provided start reminders that the mortgage and housing slumps were not close to being resolved. By the time the second quarter ended, the large cap markets, as represented by the Russell 1000 and S&P 500, had declined 2% and 3%, respectively. Across the board, growth stocks outperformed value stocks, due in large part to a heavier concentration of financial companies in the value universe. International stocks also fell alongside domestic large cap stocks, declining 2%, as many regions experienced economic slowdowns similar to what we’ve seen in the U.S., and governments battled persistent inflation.

The equity holdings in the Chaconia Fund lost ground during the second quarter and first half of 2008. The losses were primarily attributable to the portfolio’s relative overweight in the Financial sector and poor performance of a few select names in the Healthcare sector. Muting some of the losses, however, were strong gains posted by names in the Energy sector. Financials, such as portfolio holding JPMorgan Chase (JPM), continued to face strong headwinds due to a challenging credit market environment. JPM is a well diversified company with operations across banking, capital markets, asset management, securities processing, and private equity. JPM declined 20% for the quarter due in part to the company’s exposure to consumer debt such as home equity loans and credit cards. Though the company will likely incur additional credit losses due to the economic slowdown, the company has a strong balance sheet and is well positioned to exploit acquisition opportunities within the sector. Within the Energy sector, Occidental Petroleum rose 23% during the quarter. Occidental is one of the largest independent exploration and production companies in the U.S. The company continues to benefit from both production growth and higher oil prices, as oil rose approximately 38% for the quarter. Further, Occidental enjoys significant reserve growth potential in Libya. OXY invested in the country before sanctions were imposed in the 1980s and has now re-entered as sanctions have been lifted. Other solid, positive gains were achieved by railroad powerhouse Union Pacific (up more than 20% in the first half of 2008) and IBM, which gained more than 10% on strong sales to international and emerging market customers.

Core fixed income holdings in high quality, U.S Agency and Asset Backed bonds continued to also provide support for the portfolio. Despite longer-term interest rates being driven higher in the second quarter of 2008, the fixed income holdings yielded positive returns for the past six months and were up almost one percent. Continued write-downs, residential foreclosures and turmoil in the sub-prime and Alt-A mortgage market still create material risks in the debt markets. In the wake of increasing defaults by both sub-prime borrowers (and now prime borrowers, too) and corporate borrowers, all lenders, not just mortgage lenders, are scrutinizing clients much more closely. The final impact of these events on the bond market remains to be fully realized or understood. Nonetheless, the Chaconia Fund’s fixed income holdings are focused on AAA rated bonds and absent sub-prime mortgage asset backed securities (ABS) or collateralized debt obligations (CDOs) that have grabbed the headlines.

CHACONIA INCOME & GROWTH FUND, INC.
Letter to Shareholders (continued)

Market Outlook

The recent increase in market volatility serves as an excellent reminder of the importance of constructing high quality portfolios and properly assessing risk. The Chaconia Fund’s equity holdings consists of companies that, on average, trade at a discount to broad market, enjoy higher expected earnings growth, are more profitable as measured by return on equity, and have taken on debt. On the fixed income side, despite a zero-weighting of U. Treasuries bonds, the bond portion of the Chaconia Fund continues to preserve shareholders’ capital while delivering consistent, coupon driven cash flows. Our emphasis on identifying high quality, attractively priced securities will continue to benefit Chaconia Fund shareholders.

Sincerely,

/s/ Gayle Daniel-Worrell
Gayle Daniel-Worrell
President

June 30, 2008

The performance data included above represents past performance and is no guarantee of future results. The investment return and principal value of your investment in the Chaconia Income & Growth Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

CHACONIA INCOME & GROWTH FUND, INC.
Additional Information on Fund Expenses
For the Six Months Ended June 30, 2008 (Unaudited)

As a shareholder of the a mutual fund, you incur two types of costs: (1) transaction costs, no sales load for this fund; redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (01/01/08 - 06/30/08).

Actual Expenses
The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the value of shares redeemed if you redeem your shares in the Fund 30 days after the date of purchase. To the extent the Fund invests in shares of other investment companies as a part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying fund in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary. These expenses are not included in the example below. The example below includes management fees, registration fees and other expenses. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principals. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ""Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and  hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as , redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

For the Six Months Ended June 30, 2008

	Beginning Value	Ending Value	Expenses Paid During
	01/1/08	06/30/08	the Period
			01/1/08 - 06/30/08*

Actual	$1,000.00	$893.40	$18.36

Hypothetical
(5% annual
return before
expenses)	$1,000.00	$1,024.86	$19.63

* Expenses are equal to the Fund's annualized expense ratio of  3.90% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

CHACONIA INCOME & GROWTH FUND, INC.
Asset Breakdown
(as a % of investments)

CHACONIA INCOME & GROWTH FUND, INC.

Schedule of Investments
June 30, 2008 (Unaudited)

Number of		Market
Shares		Value

	COMMON STOCKS - 68.6%

	Aerospace & Defense - 4.3%
3,400	The Boeing Company	$223,448
4,400	General Dynamics Corporation	370,480
		593,928
	Capital Goods - 2.1%
10,600	General Electric Company	282,914

	Consumer Discretionary - 8.3%
7,100	Darden Restaurants, Inc.	226,774
3,800	Target Corporation	176,662
6,200	The TJX Companies, Inc.	195,114
8,000	The Walt Disney Company	249,600
8,700	Yum! Brands, Inc.	305,283
		1,153,433
	Consumer Staples - 0.7%
1,700	Kimberly-Clark Corporation	101,626

	Data Processing - 1.3%
4,400	Automatic Data Processing, Inc.	184,360

	Electronic Equipment & Instruments - 1.6%
6,200	Agilent Technologies, Inc*	220,348

	Financial Services - 9.3%
4,800	Bank of America Corporation	114,576
5,900	Citigroup, Inc.	98,884
4,300	Fannie Mae	83,893
5,400	Freddie Mac	88,560
2,000	The Goldman Sachs Group, Inc.	349,800
6,700	J.P. Morgan Chase & Co.	229,877
3,400	Lehman Brothers Holdings, Inc.	67,354
4,700	Merrill Lynch & Co., Inc.	149,037
2,808	Morgan Stanley	101,285
		1,283,266

	Health Care - 8.3%
4,300	Beckman Coulter, Inc.	290,379
14,900	Boston Scientific Corp.*	183,121
4,800	Express Scripts, Inc. *	301,056
5,200	Pfizer Inc.	90,844
5,200	United Health Group, Incorporated	136,500
3,000	Wellpoint Inc. *	142,980
		1,144,880

Number of		Market
Shares		Value

	Insurance - 5.9%
4,300	AFLAC Incorporated	$270,040
7,000	American International Group, Inc.	185,220
4,100	Loews Corporation	192,290
8,900	The Progressive Corporation	166,608
		814,158

	Integrated Oil - 9.5%
3,200	Apache Corporation	444,800
3,900	Devon Energy Corporation	468,624
4,500	Occidental Petroleum Corporation	404,370
		1,317,794

	Multi-Utilities - 2.8%
9,900	Duke Energy Corporation	172,062
6,000	Southern Company	209,520
		381,582
	Semiconductors - 3.3%
15,900	Intel Corporation	341,532
5,900	International Rectifier Corporation *	113,280
		454,812
	Software - 2.1%
4,400	Autodesk, Inc.*	148,764
5,200	Intuit,Inc.*	143,364
		292,128
	Technology - 4.8%
14,400	Corning Incorporated *	331,920
2,800	International Business Machines
	Corporation (IBM)	331,884
		663,804
	Telecommunications - 2.1%
6,800	American Tower Corporation - Class A*	287,300

	Transportation - 2.2%
4,000	Union Pacific Corporation	302,000
	Total Common Stocks	9,478,333
	(Cost $8,534,518)

	MUTUAL FUNDS - 4.9%
237,123	Trinidad & Tobago Unit Trust Corporation
	First Unit Scheme (a)(f)	678,765
	Total Mutual Funds	678,765
	(Cost $429,530)

The accompanying notes are an integral part of these financial statements.

CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Market
Amount		Value

	ASSET BACKED SECURITIES - 2.8%
100,000	CPL Transition Funding LLC
	Series 2002-1, Class A5,	$104,533
	6.250%, 01/15/2017
69,345	Continental Airlines Inc. Pass ThruCertificates
	Series 2000-2, 7.707%, 04/02/2021	66,070
90,000	FedEx Corporation,
	1993-A, 8.760%, 05/22/2015	100,041
94,813	Union Pacific Corporation
	2003-1, 4.698%, 01/02/2024	90,977
14,251	West Pennsylvania Funding
	Series 1999-A, 6.980%, 12/25/2008	14,251
	Total Asset Backed Securities	375,872
	(Cost $389,212)

	CORPORATE BONDS - 2.1%
102,407	The Burlington Northern and Santa Fe
	Railway Company,
	5.943%, 01/15/2022	100,915
100,000	Commonwealth Edison Co.
	5.900%, 03/15/2036	90,575
100,000	Norfolk Southern Corp.,
	5.257%, 09/17/2014	99,009
	Total Corporate Bonds	290,499
	(Cost $300,251)

Principal		Market
Amount		Value

	MORTGAGE BACKED SECURITIES - 3.6%
	Government National Mortgage Association
	(GNMA) Real Estate Mortgage Investment
	Conduit Pass-Thru Certificates:
$51,811	Series 2002-83, Class A,
	3.313%, 04/16/2017	$52,058
57,847	Series 2004-78, Class A,
	3.590%, 11/16/2017	57,569
51,416	Series 2005-2 Class B,
	4.116%, 03/16/2019	51,319
89,712	Series 2003-48, Class AB,
	2.866%, 02/16/2020	89,689
54,435	Series 2004-25, Class AC,
	3.377%, 01/16/2023	53,986
26,372	Series 2005-87, Class A,
	4.449%, 03/16/2025	26,338
37,886	Series 2006-8, Class A,
	3.942%, 08/16/2025	37,714
60,716	Series 2005-14, Class A,
	4.130%, 02/16/2027	60,575
71,821	Series 2003-72, Class B,
	4.356%, 02/16/2030	71,418
	Total Mortgage Backed	500,666
	Securities (Cost $493,582)

The accompanying notes are an integral part of these financial statements.

CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal		Market
Amount		Value
	U.S. GOVERNMENT AGENCY ISSUES - 14.8%
	AID-ISRAEL:
200,000	5.50%, 09/18/2023	$215,131
200,000	5.50%, 12/04/2023	215,280
		430,411
133,349	Amethyst,
	4.62%, 04/15/2016	137,956

	Federal National Mortgage Association (FNMA):
200,000	5.00%, 02/13/2017	204,077
81,567	6.00%, 05/01/2036	82,419
78,576	5.50%, 04/01/2036	77,703
		364,199
100,000	Rowan Companies,
	5.88%, 03/15/2012	105,100

	Government National Mortgage Association
	(GNMA) Real Estate Mortgage Investment
	Conduit Pass-Thru Certificates:
73,415	5.50%, 01/20/2035	73,057
80,221	5.00%, 11/20/2035	77,648
		150,705

	Small Business Administration (SBA)
	Participation Certificates:
86,203	Series 2004-10C, Class 1
	4.23%, 05/01/2014	85,501
168,977	Series 2002-20H, Class 1
	5.31%, 08/01/2022	170,451
68,688	Series 2003-20J, Class 1
	4.92%, 10/01/2023	67,935
268,360	Series 2004-20E, Class 1
	5.18%, 05/01/2024	268,745

Principal		Market
Amount		Value
141,850	Series 2003-20F, Class 1
	5.52%, 06/01/2024	$143,495
41,838	Series 2003-20H, Class 1
	5.11%, 08/01/2025	41,247
27,489	Series 2003-20L, Class 1
	5.12%, 12/01/2026	27,226
23,633	Series 2003-20E, Class 1
	5.31%, 05/01/2027	23,550
24,443	Series 2003-20H, Class 1
	5.78%, 08/01/2027	24,697
		852,847
	Total U.S. Government Agency Issues	2,041,218
	(Cost $2,029,905)

	SHORT TERM INVESTMENTS - 3.7%
	Money Market Fund - 3.7%
515,159	First American Treasury Obligations Fund
	- Class Y	515,159
	Total Short Term Investments	515,159
	(Cost $515,159)
	TOTAL INVESTMENTS
	(Cost $12,692,157) - 100.5%	13,880,512
	Liabilities in Excess of
	Other Assets - (0.5)%	(66,862)
	TOTAL NET ASSETS - 100.00%	$13,813,650

	* Non-income producing.
	(a) Affiliated issuer.
	(f) Foreign security.

The accompanying notes are an integral part of these financial statements.

CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments (continued)
FAS 157 - Summary of Fair Value Exposure
at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's (Portfolio's) net assets as of June 30, 2008:

Description	Investment in Securities	Other Financial Instruments

Level 1 - Quoted prices	$9,993,492	$ -
Level 2 - Other significant observable inputs	3,887,020	-
Level 3 - Significant unobservable inputs	-	-
Total	$13,880,512	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

CHACONIA INCOME & GROWTH FUND, INC.
Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Investments, at value
Non-affiliates (cost $12,262,627)	$13,201,747
Affiliates (cost $429,530)	678,765
Receivable for investments sold	46,044
Interest receivable	37,696
Dividends receivable	7,868
Other assets	25,997
Total assets	13,998,117

LIABILITIES:
Accrued distribution fees	18,342
Accrued service fees	9,575
Payable to the custodian	1,311
Payable to Transfer Agent	23,194
Payable to Adviser	48,019
Payable for Fund shares redeemed	14,523
Accrued Audit fees	20,500
Accrued Administration fees	12,388
Other accrued expenses	36,615
Total liabilities	184,467
NET ASSETS	$13,813,650

NET ASSETS CONSIST OF:
Capital stock ($0.01 par value)
and paid in capital	$18,414,393
Undistributed Net investment loss	(263,000)
Accumulated net realized
loss on investments	(5,526,098)
Net unrealized appreciation
on investments	1,188,355
Total net assets	$13,813,650

Shares outstanding (8,000,000 shares authorized)	1,278,048

Net asset value, redemption price
and offering price per share	$10.81

CHACONIA INCOME & GROWTH FUND, INC.
Statement of Operations
For the Six Months Ended
June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest income	$89,781
Dividend income	92,313
Total investment income	182,094

EXPENSES:
Advisory fees	49,742
Distribution fees	37,287
Service fees	18,644
Shareholder servicing and accounting costs	61,744
Professional fees	60,796
Directors fees and expenses	19,656
Administration fees	23,096
Custody fees	3,574
Federal and state registration fees	3,132
Other	13,676
Total expenses	291,347

NET INVESTMENT LOSS	(109,253)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	478,612
Net change in unrealized appreciation/
depreciation on investments	(2,060,801)
Net realized and unrealized gain (loss)
on investments	(1,582,189)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,691,442)

The accompanying notes are an integral part of these financial statements.

CHACONIA INCOME & GROWTH FUND, INC.
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
OPERATIONS:
Net investment loss	$(109,253)	$(164,649)
Net realized gain on investments	478,612	703,745
Net change in unrealized appreciation
/depreciation on investments	(2,060,801)	(208,780)
Net increase/decrease in net assets
from operations	(1,691,442)	330,316

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	150,464	244,026
Payment for shares redeemed	(779,406)	2,895,219
Redemption fees	7	28
Net decrease in net assets from
capital share transactions	(628,935)	(2,651,165)

TOTAL DECREASE IN NET ASSETS	(2,320,377)	(2,320,849)

NET ASSETS:
Beginning of period	16,134,027	18,454,876
End of period (including undistributed net	$13,813,650	$16,134,027
investment loss of $263,000 and $192,408, respectively)

CHANGES IN SHARES OUTSTANDING:
Shares sold	12,939	20,194
Shares redeemed	(67,889)	(239,814)
Net decrease	(54,950)	(219,620)
Beginning Shares	1,332,998	1,552,618
Ending Shares	1,278,048	1,332,998

The accompanying notes are an integral part of these financial statements.

CHACONIA INCOME & GROWTH FUND, INC.
Financial Highlights

	For the
	Six Months Ended		Year Ended December 31,
	June 30, 2008		2007		2006		2005		2004		2003
	(Unaudited)

Per Share Data (for a share outstanding throughout the period):

Net asset value, beginning of period	$12.10		$11.89		$11.01		$10.47		$9.80		$8.02

Income from investment operations:
Net investment income (loss)	0.10		(0.12	)(1)	(0.04	)(1)	(0.12	)(1)	(0.06	)(1)	(0.10	)(1)
Net realized and unrealized
gain (loss) on investments	(1.39)		0.33		0.92		0.72		0.73		1.92
Total from investment operations	(1.29)		0.21		0.88		0.60		0.67		1.82

Less distributions from net investment income	0.00		0.00		0.00		(0.06)		(0.00	)(2)	(0.04)

Net asset value, end of period	$10.81		12.10		$11.89		$11.01		$10.47		$9.80

Total return	(10.66	)%(3)	1.77%		7.99%		5.69%		6.88%		22.71%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$13,814		$16,134		$18,455		$19,416		$22,215		$22,799

Ratio of expenses to average net assets	3.90	%(4)	3.51%		3.50%		3.10%		3.16%		3.93%

Ratio of net investment income to average net assets	(0.73	)%(4)	(0.95)%		(0.97)%		(0.69)%		(0.44)%		(0.98)%

Portfolio turnover rate	7.00	%(3)	4.73%		26.09%		26.43%		21.25%		13.70%

(1) Net investment income (loss) per share is calculated using the ending balance of undistributed net investment income (loss) prior to consideration of adjustments for permanent book to tax differences.

(2) Amount is less than $0.01.
(3) Not annualized.
(4) Annualized.

The accompanying notes are an integral part of these financial statements.

CHACONIA INCOME & GROWTH FUND, INC.
Notes to the Financial Statements June 30, 2008 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Chaconia Income & Growth Fund, Inc. (the “Fund”) is organized as a Maryland Corporation, incorporated on October 24, 1990, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund is subject to expenses pursuant to service and distribution plans described in Note. The Fund charges a 2% redemption fee for redemptions of Fund shares held for less than 30 days. The Fund's investment objective is high current income and capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

a)
Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith under procedures established by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued a Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. The Fund adopted the provisions of SFAS 157 effective with the beginning of the Fund's fiscal year. Management has determined that SFAS No. 157 had no material impact on the Fund's financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

b)
Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

c)
 Distributions to Shareholders - Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

d)
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

CHACONIA INCOME & GROWTH FUND, INC.
Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

e)
Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

f)
 Foreign Currency Translations - The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade date and settlement date differences.

g)
Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the sale of investment securities by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Bond premiums and discounts are amortized using the effective interest method.

2.	INVESTMENT TRANSACTIONS AND TAX INFORMATION

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended June 30, 2008 were as follows:

	Purchases	Sales
U.S. Government	$494,189	$1,004,242
Other	542,702	1,123,548

As of December 31, 2007, the components of accumulated earnings on a tax basis were as follows:

Cost of investments	$13,229,699

Gross unrealized appreciation	3,882,846
Gross unrealized depreciation	(843,250)
Net unrealized appreciation	$3,039,596

Undistributed ordinary income	-
Undistributed long-term capital gain	-
Total distributable earnings	$-

Other accumulated losses	(5,978,675)
Total accumulated losses	$(2,939,079)

At December 31, 2007, the Fund had accumulated capital loss carryforwards of $4,208,471 expiring in 2009, $413,844 expiring in 2010, 244,113 expiring in 2011 and 1,112,247 expiring in 2012. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. For the year ended December 31, 2007, capital loss carryforwards of $969,869 were utilized by the Fund.

There were no distributions made by the Fund during the year ended December 31, 2007 and the six months ended June 30, 2008.

Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Fund's net assets or results of operations.

CHACONIA INCOME & GROWTH FUND, INC.
Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

3.	INVESTMENT MANAGEMENT FEE AND OTHER AGREEMENTS

The Fund has an investment advisory and management agreement with Earnest Partners, LLC (the “Adviser”). Under the agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee at an annual rate of the greater of $50,000 or 0.75% of the portion of the daily net assets not exceeding $10 million; 0.50% of the portion of the daily net assets exceeding $10 million but not exceeding $20 million; and 0.25% of the portion of the daily net assets exceeding $20 million. U.S. Bancorp Fund Services, LLC serves as Transfer Agent, Administrator and Accounting Services Agent for the Fund. U.S. Bank, N.A. serves as Custodian for the Fund.

4.	SERVICE AND DISTRIBUTION PLANS

The Fund pays service fees to certain entities for personal service and/or maintenance of shareholder accounts. Service fees are calculated up to 0.25% of each shareholder account opened with the Fund as a result of a sale made by the particular entity of the Fund's shares. The Fund incurred service fees of $18,644 under this agreement during the six months ended June 30, 2008.

The Board of Directors has adopted a Distribution Plan (the “Plan”) applicable to the Fund under Rule 12b-1 of the Investment Company Act of 1940, as amended. Pursuant to the Plan, registered brokers and dealers and qualified recipients are reimbursed by the Fund for services provided and expenses incurred in connection with the sale of the Fund's shares of up to 0.50% of the average daily net assets of the Fund. In November 2002, the Fund entered into a distribution agreement with Chaconia Financial Services, Inc. (“CFS”), a registered broker-dealer and subsidiary of the Trinidad & Tobago Unit Trust Corporation (“UTC”), the Fund's sponsor, for distribution of Fund shares in the United States of America. For the six months ended June 30 2008, CFS and UTC earned $37,287.

5.	TRANSACTIONS WITH AFFILIATES

The following company is affiliated, as defined in Section (2)(a)(3) of the Investment Company Act of 1940, with the Chaconia Income & Growth Fund.

	Share Balance at			Share Balance at
Name of Issuer	January 1, 2008	Purchases	Sales	June 30, 2008
Trinidad & Tobago
Unit Trust Corporation
-First Unit Scheme*	237,123	-	-	237,123
Cost	$429,530	-	-	$429,530

* There were no dividends paid to the Fund during the period.

6.	GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

CHACONIA INCOME & GROWTH FUND, INC.
DISCLOSURE REGARDING THE BOARD OF DIRECTORS APPROVAL OF THE
INVESTMENT ADVISORY CONTRACT FOR THE CHACONIA INCOME AND GROWTH FUND

Members of the board of directors of the Chaconia Income & Growth Fund (the “Board”), including a majority of whom are not affiliated with the Fund's adviser (“Independent Directors”), met on February 1, 2008 to consider the renewal of the Fund's investment advisory contract. Although the Independent Directors met specifically on that date to consider the renewal of the investment advisory contract, the Independent Directors received information periodically throughout the year that they considered in the investment advisory contract renewal process. Based on its evaluation of information provided by the Adviser, in conjunction with the Fund's other service providers, the Board, including a majority of the Independent Directors, approved the continuation of the investment management agreement for the Fund for an additional one-year period.

In considering the contract and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.

1.
Nature, Extent and Quality of Services Provided to the Fund -The Board's analysis of the nature, extent and quality of the Adviser's services to the Fund took into account knowledge gained from the Board's regular quarterly meetings with the Adviser throughout the year. In addition, the Board reviewed and considered the Adviser's resources and key personnel involved in providing investment management services to the Fund and the Adviser's management history. The Board also considered other services that the Adviser provided for the Fund, such as the selection of broker-dealers for execution of portfolio transactions, monitoring adherence to the Fund's investment restrictions, providing support services to the Board and the Audit Committee of the Board, oversight of the Fund's other service providers, and monitoring compliance with other applicable securities laws and regulations. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Fund was appropriate and that the Fund was likely to continue to benefit from services provided under its contract with the Adviser.

2.
Investment Performance of the Adviser and the Fund - In considering the investment performance of the Fund, the Board reviewed information regarding the Fund's performance in comparison to various stock market indices and also peer funds. With respect to the Fund's performance relative to stock market indices, the Board noted the Fund's performance relative to its benchmarks for the 12 months ended December 31, 2007. The Board also considered the Adviser's quarterly portfolio commentary and review of the Fund's performance, including discussions of the reasons for the Fund's underperformance during certain periods. The Board also reviewed and compared the Fund's performance relative to other peer funds. After considering all of the information, the Board concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders was likely to benefit from the Adviser's management of the Fund.

3.
Costs of Services Provided and Profits Realized by the Adviser - The Board examined the fee and expense information for the Fund relative to other funds of comparable size, character and investment objective. The Board noted the Fund's investment management fee and total expense ratio relative to peer funds. The Board also reviewed and considered management fees charged by the Adviser to other investment advisory clients. In light of all of the information that the Board received and considered, it concluded that the management fee and total expenses of the Fund were reasonable with respect to the services provided and the performance of the Fund.

4.
Economies of Scale and Fee Levels Reflecting Those Economies - The Board considered the extent to which economies of scale would be realized as the Fund grows, including a consideration of breakpoints in the investment management agreement fee schedule. The Board noted that the investment management fees were adjusted if economies of scale were realized as the Fund grew.

5.
Benefits Derived from the Relationship with the Fund - The Board noted that the Adviser received minimal ancillary benefits from its association with the Fund in the form of soft-dollar research and the development of managed account relationships.

After consideration of the above factors as well as other factors, the Board, including a majority of the Independent Directors, concluded that the approval of the renewal of the Fund's advisory agreement was in the best interest of the Fund and its shareholders.

CHACONIA INCOME & GROWTH FUND, INC.
AVAILABILITY OF PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-368-3322 or on the SEC website at www.sec.gov.

The actual voting recorded relating to portfolio securities during the twelve month period ended June 30, 2008 (as filed with the SEC on Form N-PX) are available without charge by calling 1-800-368-3322 or by accessing the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files complete schedules of portfolio holdings for the Fund's first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

CHACONIA INCOME & GROWTH FUND, INC.

DIRECTORS AND PRINCIPAL OFFICERS
Dr. Roosevelt J. Williams, Chairman
Dr. Anthony T. Bryan, Director
Dr. John A. Cole, Director
Nigel Scott, Director
Marlon Holder, Director
Eutrice Carrington, Vice President and Treasurer
Gayle Daniel-Worrell, Director, President and Secretary
Gale Grant, Chief Compliance Officer

INVESTMENT ADVISER
Earnest Partners, LLC
1180 Peachtree Street, NE, Suite 2300
Atlanta, Georgia, 30309

DISTRIBUTOR
Chaconia Financial Services, Inc.
c/o Trinidad & Tobago Unit Trust Corporation
UTC Financial Centre
82 Independence Square
Port of Spain, Trinidad

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin  53202

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
1555 N River Center Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
SEMI ANNUAL REPORT June 30, 2008

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15 (b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Chaconia Income & Growth Fund, Inc

By /s/ Gayle Daniel-Worrell
                           Gayle Daniel-Worrell, President

Date 9/2/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gayle Daniel-Worrell
                                                                 Gayle Daniel-Worrell, President

Date 9/2/08

By (Signature and Title) /s/ Eutrice Carrington
                                                                 Eutrice Carrington, Treasurer

Date 9/2/08